DEBT INSTRUMENTS IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2020
DEBT INSTRUMENTS IN ISSUE
Schedule of bonds issued

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2020

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,125,500	4,159,065	3.37%-10.77%
Bancolombia S.A.(2)	Foreign	USD	2,956,491	9,749,569	0.25%-5.19%
Banistmo S.A. y filiales(3)	Foreign	USD	1,158,763	4,003,076	0.50%-5.00%
Banco Agrícola S.A.(4)	Foreign	USD	212,000	727,116	5.58%-6.41%
Bancolombia Panamá S.A.	Foreign	USD	121,399	426,689	0.40%-3.75%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	16,595	57,955	2.30%-2.65%
Grupo Agromercantil Holding S.A.	Foreign	USD	910	3,123	0.25%-7.25%
Total				19,126,593
(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 18.1.
(3)	See Note 18.2.
(4)	See Note 18.3.

As of December 31, 2019

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.(2)	Local	COP	4,571,386	4,614,044	5.86%-10.27%
Bancolombia S.A.(3)	Foreign	USD	3,311,481	10,668,375	2.15%-6.22%
Banistmo S.A. y filiales	Foreign	USD	749,363	2,473,666	2.65%-5.00%
Banco Agrícola S.A.	Foreign	USD	514,000	1,676,517	5.27%-7.17%
Bancolombia Panamá S.A.	Foreign	USD	140,351	467,837	2.25%-3.70%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	5,471	18,076	2.65%-2.95%
Grupo Agromercantil Holding S.A.	Foreign	USD	915	3,000	0.25%-7.25%
Total				19,921,515
(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 18.4.
(3)	See Note 18.5.

Schedule of detailed information about breakdown of the Bank securities in issue by maturity

The breakdown of the Bank securities in issue by term is as follows:

As of December 31, 2020

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,216,831	1,216,831
Ordinary bonds	-	-	154,671	2,787,563	2,942,234
Foreign currency
Subordinated bonds(1)	-	-	-	6,659,541	6,659,541
Ordinary bonds	151,992	588,958	284,323	7,282,714	8,307,987
Total	151,992	588,958	438,994	17,946,649	19,126,593
(1)

In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

As of December 31, 2019

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,216,533	1,216,533
Ordinary bonds	-	-	155,102	3,242,409	3,397,511
Foreign currency
Subordinated bonds(1)	-	-	-	6,925,854	6,925,854
Ordinary bonds	259,503	879,255	261,020	6,981,839	8,381,617
Total	259,503	879,255	416,122	18,366,635	19,921,515
(1)

In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Schedule of detailed information about debt securities in issue by maturity

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2020	December 31, 2019
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	1,514,548	3,228,110
More than twelve months after the reporting period	17,612,045	16,693,405
Total	19,126,593	19,921,515